Reinsurance - Additional Information (Detail) - state	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transportation Network Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Number of States in which Entity Operates	20	17	4